UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     King Street Capital Management, L.L.C.

Address:  909 Third Avenue
          30th Floor
          New York, New York 10022

13F File Number: 28-10356

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian J. Higgins
Title:  Managing Member
Phone:  (212) 350-4434


Signature, Place and Date of Signing:

  /s/ Brian J. Higgins          New York, New York           August 8, 2003
-----------------------     --------------------------   ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        3

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:   $511,527
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No. Form 13F File Number Name

1           28-10358                      KING STREET CAPITAL, LTD.

2           28-10355                      BRIAN J. HIGGINS

3           28-10357                      O. FRANCIS BIONDI, JR.



                                                   FORM 13F INFORMATION TABLE

                                             King Street Capital Management, L.L.C.
                                                          June 30, 2003



COLUMN 1                            COLUMN 2          COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6   COLUMN 7    COLUMN 8

                                                                                                                  VOTING AUTHORITY
                                    TITLE OF                       VALUE    SHRS OR  SH/    PUT/  INVSTMT  OTHER
NAME OF ISSUER                      CLASS             CUSIP        (X$1000) PRN AMT  PRN    CALL  DISCRETN MNGR    SOLE  SHARED NONE
--------------                      -----             -----        ----------------  ---    ----  -------- -----   ----  ------ ----
McDermott International, Inc.       Common            580037 10 9   10346    1634500 SH          Defined   1, 2, 3       X
McDermott International, Inc.       Common            580037 10 9    6725    1062425 SH          Defined            1    X

Texas Genco Hondings Inc.           Common            882443 10 4    2093      90000 SH          Defined   1, 2, 3       X
Texas Genco Hondings Inc.           Common            882443 10 4    1360      58500 SH          Defined            1    X

Solutia Inc.                        Common            834376 10 5     654     300000 SH          Defined   1, 2, 3       X
Solutia Inc.                        Common            834376 10 5     425     195000 SH          Defined            1    X

Pacific Gas & Electric Corporation  Common            69331C 10 8  266902   12619500 SH          Defined   1, 2, 3       X
Pacific Gas & Electric Corporation  Common            69331C 10 8  173487    8202675 SH          Defined            1    X

Electronic Data Systems             Common            285661 95 4    3218            150000 Put  Defined   1, 2, 3       X
Electronic Data Systems             Common            285661 95 4    2091             97500 Put  Defined            1    X

Lincare Holdings Inc                Common            532791 95 0    3161            100000 Put  Defined   1, 2, 3       X
Lincare Holdings Inc                Common            532791 95 0    2055             65000 Put  Defined            1    X

Tenet Healthcare Corp.              Common            88033G 95 0    5825            500000 Put  Defined   1, 2, 3       X
Tenet Healthcare Corp.              Common            88033G 95 0    3786            325000 Put  Defined            1    X

Calpine Corp.                       Note 4.000% 12/2  131347 BA 3   17600   20000000 PRN         Defined   1, 2, 3       X
Calpine Corp.                       Note 4.000% 12/2  131347 BA 3   11440   13000000 PRN         Defined            1    X

Metamor Worldwide Inc.              Note 2.940% 8/1   59133P AA 8     359     900000 PRN         Defined      2, 3       X

                                                                   511527
                                                       Total in thousands



03853.0002 #421022